Transaction with Related Parties, Alexandria Enterprises S.A. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Party [Abstract]
Due to related parties	$ 178	$ 173
Related Party [Member] | Alexandria Enterprises S.A. [Member] | Shipbroking Services [Member]
Transactions with Related Party [Abstract]
Due to related parties	0	0
Due from related parties	0	0
Related Party [Member] | Alexandria Enterprises S.A. [Member] | Shipbroking Services [Member] | Voyage Expenses [Member]
Transactions with Related Party [Abstract]
Commissions paid	$ 0	$ 0	$ 113